Income Taxes - Schedule of Reconciliation of Income Taxes Computed Using U.S. Federal Statutory Rate to that Reflected in Operations (Detail) - Cara Therapeutics, Inc.	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income taxes using U.S. federal statutory rate			21.00%	21.00%	21.00%
State income taxes, net of federal benefit			(5.05%)	5.30%	(1.00%)
Impact of R&D tax credit on effective tax rate			2.59%	3.68%	4.91%
Impact of foreign tax credit on effective tax rate			(0.29%)
Stock option shortfalls and cancellations			(4.88%)	(1.22%)	(3.33%)
Permanent items and other			(0.65%)	(0.89%)	(1.86%)
Change in valuation allowance			(11.11%)	(27.34%)	(19.88%)
Provision to return			(1.05%)	(0.53%)	0.16%
Total	0.00%	0.00%	0.56%	0.00%	0.00%